Income taxes - Tax losses carried forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2023
Income taxes
Expire	¥ 358,255	¥ 368,235
Never expire	¥ 356,936	¥ 79,579